Annual Fund Operating Expenses ((John Hancock Sovereign Investors Fund))	0 Months Ended
	Mar. 01, 2013
(JH Sovereign Investors Fund - Classes A, B and C) | Class A
Operating Expenses:
Management fee	0.58%	[1]
Distribution and service (12b-1) fees	0.30%
Other expenses	0.29%
Total annual fund operating expenses	1.17%
(JH Sovereign Investors Fund - Classes A, B and C) | Class B
Operating Expenses:
Management fee	0.58%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.87%
(JH Sovereign Investors Fund - Classes A, B and C) | Class C
Operating Expenses:
Management fee	0.58%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.87%
(JH Sovereign Investors Fund - Class I) | Class I
Operating Expenses:
Management fee	0.58%	[1]
Other expenses	0.19%
Total annual fund operating expenses	0.77%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2013.